Stock Based Compensation - Restricted Stock Units - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Restricted Stock Units (RSUs), Pre-IPO
Stock Based Compensation
Service condition period (in years)		4 years
Share-based compensation expense, service condition satisfied	$ 0.3
Restricted Stock Units (RSUs), Post-IPO | Minimum
Stock Based Compensation
Service condition period (in years)		2 years
Restricted Stock Units (RSUs), Post-IPO | Maximum
Stock Based Compensation
Service condition period (in years)		4 years